Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues

9. Revenues

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or investment product providers. The disaggregation of revenues by service lines have been presented in the consolidated statements of operations.

Revenues by timing of recognition are analyzed as follows:

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,408,389	904,274	938,930	134,265
Revenue recognized over time	1,909,432	1,717,060	1,690,857	241,789
Total revenues	3,317,821	2,621,334	2,629,787	376,054

For the Group’s revenues generated from different geographic locations, please see Note 17 segment information.